Cover	May 15, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 15, 2023
Entity Registrant Name	DMC Global Inc.
Entity Address, Address Line One	11800 Ridge Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	665-5700
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.05 Par Value
Trading Symbol	BOOM
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14775
Entity Tax Identification Number	84-0608431
Entity Central Index Key	0000034067
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment of and supplement to the Current Report on Form 8-K filed by DMC Global Inc. (the “Company”) on May 16, 2023 (the “Original Report”). The Original Report was filed to report, among other things, the filing with the Secretary of State of the State of Delaware (the “Delaware Secretary of State”) of an amendment to the Company’s Amended and Restated Certificate of Incorporation to exculpate the Company’s officers from certain potential monetary liabilities as permitted by Delaware law (the “Charter Amendment”). This Amendment amends the Original Report to disclose that the Company has filed a Certificate of Correction (the “Certificate of Correction”) with the Delaware Secretary of State as described below.